Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation
Share-based compensation
20.	Share-based compensation

As of December 31, 2011, the Company had one share-based compensation plan, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

                        a)             Options

During the year ended December 31, 2011, the Company didn’t grant any ordinary share options to certain of its employees.

The Company adopted the fair value recognition provision of ASC 718 on January 1, 2006. ASC 718 requires that compensation cost relating to share-based payment transactions be recognized in the Group’s statement of operations over the service period (generally the vesting period). That cost is measured based upon the fair value of the option issued as calculated under the Black Scholes option pricing model. The Group’s share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense in correlation with the vesting percentages over the service period.

The Group recognized a pre-tax charge of RMB 79,030, RMB 28,559 and RMB 12,810 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 88, RMB 249 and RMB 268 was capitalized in the cost of inventory as of December 31, 2009, 2010 and 2011, respectively), for the years ended December 31, 2009, 2010 and 2011 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 were US$ 3.11, US$ 4.88 and US$ nil, respectively. The compensation that has been charged for the option, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date, was RMB 79,067, RMB 28,310 and RMB 12,542 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts reversed associated with options forfeited were RMB 49,634, RMB 1,737 and RMB 5,110 for the years ended December 31, 2009, 2010 and 2011, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 0%, 7.70% and 9.79% respectively for the years ended 2009, 2010 and 2011.

As of December 31, 2009, 2010 and 2011, there was RMB 28,073, RMB 25,316 and RMB 5,491 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 12 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the years ended December 31, 2009, 2010 and 2011 respectively:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Average risk-free rate	1.59%-3.03%	2.74%	—
Weighted average expected option life	6.33 years	6 years	—
Volatility rate	75%	70%	—
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2011:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2009	3,127,000	5.96	7.19	—
Granted	1,650,000	4.88	—	—
Forfeited	(560,000)	3.99	—	—
Exercised	(381,350)	3.20	—	—
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	0
Exercisable at December 31, 2011	1,111,450	8.97	6.26	0

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010, and 2011 was $2,016, $1,166 and $2,077, respectively.

b)	Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

During the year ended December 31, 2011, the Company granted 880,000 restricted share units to certain employees, which vest over 3 to 4 years.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2011:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2009	2,242,000	5.00
Granted	1,100,000	5.19
Vested	(576,500)	4.66
Forfeited	(337,500)	4.66
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17

For RSUs, the Company recognized a pre-tax charge of RMB 17,169, RMB 43,226 and RMB 27,377 (included in selling, general, and administrative expenses) for the years ended December 31, 2009, 2010 and 2011, respectively. Unrecognized compensation expense related to the RSUs for the years ended December 31, 2009, 2010 and 2011 were RMB 10,065, RMB 38,778 and RMB 31,578, respectively. The cost is expected to be recognized over a remaining weighted average period of 30 months.  The fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was RMB 468, RMB 23,022 and RMB 20,738, respectively.

Some of the RSUs are classified as liabilities as of December 31, 2009, as these RSUs can be settled through a cash payment upon vesting at the Employee’s option and subject to applicable laws and regulations and the memorandum of association and articles of the Company. In 2010, the Company modified these cash-settled RSU awards and the RSUs were classified out of liabilities. As required by ASC 718, the Company used the fair value at amendment date to calculate the share based compensation cost for the equity classified RSUs.